Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Profit / (Loss) Before Taxes
Profit/(loss) before taxes was derived from the following sources:
	For the year ended
	Dec 31, 2016	Dec 31, 2015	Dec 31, 2014
Domestic	3,808,366	32,034,825	1,707,223
Foreign	—	—	—
	3,808,366	32,034,825	1,707,223

Components of the Provision for Income Taxes
The components of the provision for income taxes are as follows:
	For the year ended
	Dec 31, 2016	Dec 31, 2015	Dec 31, 2014
Domestic
Current tax expenses	(60,434)	(79,860)	(46,749)
Income tax expense for year	(60,434)	(79,860)	(46,749)